UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Value Fund Inc.
First Quarter Report
March 31, 2010
Christopher Marangi
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The Gabelli Value Fund’s (the “Fund”) Class A Shares rose 8.03%, versus increases in the Standard & Poor’s (“S&P”) 500 Index of 5.39%, the Dow Jones Industrial Average of 4.81%, and the Nasdaq Composite Index of 5.68%.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

												Since
												Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		(9/29/89)
Gabelli Value Fund Class A	8.03%		71.22%		(4.60)%		2.06%		3.19%	9.47%		10.24%
	1.82	(b)	61.37	(b)	(6.47	)(b)	0.86	(b)	2.58 (b)	9.03	(b)	9.92 (b)
S&P 500 Index	5.39		49.73		(4.16)		1.92		(0.65)	7.75		8.38
Dow Jones Industrial Average	4.81		46.87		(1.48)		3.33		2.29	8.98		9.70
Nasdaq Composite Index	5.68		56.87		(0.33)		3.70		(6.25)	7.44		8.24
Class B	7.77		69.72		(5.35)		1.29		2.43	8.91		9.83
	2.77	(c)	64.72	(c)	(6.31	)(c)	0.91	(c)	2.43	8.91		9.83
Class C	7.76		69.76		(5.30)		1.29		2.44	8.93		9.85
	6.76	(d)	68.76	(d)	(5.30)		1.29		2.44	8.93		9.85
Class I	8.12		71.67		(4.42)		2.18		3.25	9.51		10.27

In the current prospectus, the expense ratios for Class A, B, C, and I Shares are 1.52%, 2.27%, 2.27%, and 1.27%, respectively. Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class A Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000 and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The maximum sales charge on Class A Shares is 5.75%.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Value Fund Inc.
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.9%
1,000,000	Rolls-Royce Group plc†	$9,036,695

	Agriculture — 0.2%
39,000	Archer-Daniels-Midland Co.	1,127,100
500	The Mosaic Co.	30,385

		1,157,485

	Automotive — 0.2%
20,000	Navistar International Corp.†	894,600

	Automotive: Parts and Accessories — 1.6%
38,000	China Yuchai International Ltd.	666,900
169,000	Genuine Parts Co.	7,138,560

		7,805,460

	Aviation: Parts and Services — 0.8%
110,000	BBA Aviation plc	325,002
40,000	Curtiss-Wright Corp.	1,392,000
365,000	GenCorp Inc.†	2,102,400

		3,819,402

	Broadcasting — 4.3%
805,000	CBS Corp., Cl. A, Voting	11,221,700
193,000	Liberty Media Corp. — Capital, Cl. A†	7,019,410
47,500	Liberty Media Corp. — Starz, Cl. A†	2,597,300

		20,838,410

	Business Services — 1.4%
30,000	Akamai Technologies Inc.†	942,300
35,300	Ascent Media Corp., Cl. A†	961,925
14,000	Broadridge Financial Solutions Inc.	299,320
83,000	Clear Channel Outdoor Holdings Inc., Cl. A†	880,630
29,950	Fidelity National Information Services Inc.	702,028
47,000	Intermec Inc.†	666,460
3,000	MasterCard Inc., Cl. A	762,000
25,000	Monster Worldwide Inc.†	415,250
140,000	SearchMedia Holdings Ltd.†	659,400
9,000	The Brink’s Co.	254,070

		6,543,383

	Cable and Satellite — 15.6%
130,000	Adelphia Communications Corp., Cl. A† (a)	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
130,000	Adelphia Recovery Trust†	1,560
1,252,000	Cablevision Systems Corp., Cl. A	30,223,280
51,000	Comcast Corp., Cl. A, Special	916,470
540,000	DIRECTV, Cl. A†	18,257,400
98,000	DISH Network Corp., Cl. A	2,040,360
49,000	EchoStar Corp., Cl. A†	993,720
235,000	Liberty Global Inc., Cl. A†	6,852,600
341,000	Rogers Communications Inc., Cl. B	11,638,330
106,000	Scripps Networks Interactive Inc., Cl. A	4,701,100
7,000	Time Warner Cable Inc.	373,170

		75,997,990

	Communications Equipment — 1.3%
10,000	Alcatel-Lucent, ADR†	31,200
302,000	Corning Inc.	6,103,420
20,000	Motorola Inc.†	140,400

		6,275,020

	Computer Software and Services — 0.2%
8,000	Alibaba.com Ltd.	16,094
27,000	AOL Inc.†	682,560
21,000	Yahoo! Inc.†	347,130

		1,045,784

	Consumer Products — 5.8%
58,000	Energizer Holdings Inc.†	3,640,080
567	Givaudan SA	497,126
800	National Presto Industries Inc.	95,128
85,000	Pactiv Corp.†	2,140,300
905,000	Swedish Match AB	21,632,967
2,000	Wolverine World Wide Inc.	58,320

		28,063,921

	Consumer Services — 2.1%
50,000	Brink’s Home Security Holdings Inc.†	2,127,500
6,500	IAC/InterActiveCorp.†	147,810
212,000	Liberty Media Corp. — Interactive, Cl. A†	3,245,720
165,000	Rollins Inc.	3,577,200
60,000	TiVo Inc.†	1,027,200

		10,125,430

	Diversified Industrial — 6.3%
42,000	Ampco-Pittsburgh Corp.	1,042,440
8,000	Cooper Industries plc	383,520
163,000	Crane Co.	5,786,500
112,037	Griffon Corp.†	1,395,981
293,000	Honeywell International Inc.	13,264,110
116,000	ITT Corp.	6,218,760
209,400	Katy Industries Inc.†	366,450
61,000	Tyco International Ltd.	2,333,250

		30,791,011

	Educational Services — 0.2%
8,000	ITT Educational Services Inc.†	899,840

	Electronics — 3.3%
187,000	LSI Corp.†	1,144,440
12,500	Rovi Corp.†	464,125
195,000	Texas Instruments Inc.	4,771,650
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
4,000	Thermo Fisher Scientific Inc.†	$205,760
191,000	Thomas & Betts Corp.†	7,494,840
74,000	Tyco Electronics Ltd.	2,033,520

		16,114,335

	Energy and Utilities — 2.2%
11,000	Chevron Corp.	834,130
114,000	ConocoPhillips	5,833,380
8,000	FPL Group Inc.	386,640
5,420	Mirant Corp.†	58,861
200,000	Mirant Corp., Escrow† (a)	0
10,000	National Fuel Gas Co.	505,500
70,000	Northeast Utilities	1,934,800
35,000	Southwest Gas Corp.	1,047,200

		10,600,511

	Entertainment — 15.0%
8,570	Chestnut Hill Ventures† (a)	289,066
173,000	Discovery Communications Inc., Cl. A†	5,845,670
172,000	Discovery Communications Inc., Cl. C†	5,058,520
65,000	Dover Motorsports Inc.	133,900
256,000	Grupo Televisa SA, ADR	5,381,120
299,000	Madison Square Garden Inc., Cl. A†	6,497,270
327,001	Time Warner Inc.	10,225,321
881,000	Viacom Inc., Cl. A†	32,315,080
276,001	Vivendi	7,386,693

		73,132,640

	Environmental Services — 2.4%
299,000	Republic Services Inc.	8,676,980
80,000	Waste Management Inc.	2,754,400

		11,431,380

	Equipment and Supplies — 3.5%
168,000	CIRCOR International Inc.	5,579,280
29,000	Federal Signal Corp.	261,290
52,000	Flowserve Corp.	5,734,040
68,000	Gerber Scientific Inc.†	422,280
92,000	GrafTech International Ltd.†	1,257,640
124,000	Watts Water Technologies Inc., Cl. A	3,851,440

		17,105,970

	Financial Services — 4.3%
260,000	American Express Co.	10,727,600
2,000	Ameriprise Financial Inc.	90,720
23,000	Artio Global Investors Inc.	569,020
26,000	Deutsche Bank AG	1,998,620
94,000	H&R Block Inc.	1,673,200
20,000	Interactive Brokers Group Inc., Cl. A†	323,000
11,038	JPMorgan Chase & Co.	493,951
46,000	Kinnevik Investment AB, Cl. B	847,298
67,000	Legg Mason Inc.	1,920,890
25,000	SLM Corp.†	313,000
36,000	The Bank of New York Mellon Corp.	1,111,680
33,000	Wells Fargo & Co.	1,026,960

		21,095,939

	Food and Beverage — 5.7%
46,000	Constellation Brands Inc., Cl. A†	756,240
8,000	Corn Products International Inc.	277,280
45,000	Davide Campari — Milano SpA	481,071
20,000	Del Monte Foods Co.	292,000
181,000	Diageo plc, ADR	12,208,450
45,000	Dr. Pepper Snapple Group Inc.	1,582,650
8,000	Flowers Foods Inc.	197,920
98,000	Fomento Economico Mexicano SAB de CV, ADR	4,657,940
35,000	H.J. Heinz Co.	1,596,350
12,000	Kellogg Co.	641,160
25,000	Kerry Group plc, Cl. A	775,277
42,000	Kraft Foods Inc., Cl. A	1,270,080
7,000	PepsiCo Inc.	463,120
18,000	Pernod-Ricard SA	1,528,485
14,000	Remy Cointreau SA	723,277
11,000	The Hershey Co.	470,910

		27,922,210

	Health Care — 0.4%
4,000	Chemed Corp.	217,520
14,000	Covidien plc	703,920
16,000	Mead Johnson Nutrition Co.	832,480

		1,753,920

	Hotels and Gaming — 1.4%
50,000	Dover Downs Gaming & Entertainment Inc.	198,000
145,000	Gaylord Entertainment Co.†	4,247,050
475,000	Ladbrokes plc	1,146,090
42,000	Las Vegas Sands Corp.†	888,300
36,000	MGM Mirage†	432,000

		6,911,440

	Machinery — 1.6%
78,000	CNH Global NV†	2,398,500
66,000	Deere & Co.	3,924,360
41,000	Zebra Technologies Corp., Cl. A†	1,213,600

		7,536,460

	Metals and Mining — 7.8%
311,000	Barrick Gold Corp.	11,923,740
31,000	Freeport-McMoRan Copper & Gold Inc.	2,589,740
98,000	Kinross Gold Corp.	1,674,820
425,000	Newmont Mining Corp.	21,645,250

		37,833,550

See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Publishing — 2.7%
543,000	Media General Inc., Cl. A†	$4,501,470
53,000	Meredith Corp.	1,823,730
479,000	News Corp., Cl. A	6,902,390
1	The E.W. Scripps Co., Cl. A†	9

		13,227,599

	Real Estate — 0.8%
133,600	Griffin Land & Nurseries Inc.	3,881,080

	Retail — 1.1%
54,000	HSN Inc.†	1,589,760
50,000	Ingles Markets Inc., Cl. A	751,500
100,000	Safeway Inc.	2,486,000
18,000	Walgreen Co.	667,620

		5,494,880

	Specialty Chemicals — 0.6%
205,000	Ferro Corp.†	1,801,950
6,000	FMC Corp.	363,240
15,000	International Flavors & Fragrances Inc.	715,050
3,000	Monsanto Co.	214,260

		3,094,500

	Telecommunications — 4.7%
560,000	Cincinnati Bell Inc.†	1,909,600
68,000	RCN Corp.†	1,025,440
975,000	Sprint Nextel Corp.†	3,705,000
370,000	Telephone & Data Systems Inc.	12,524,500
125,000	Telephone & Data Systems Inc., Special	3,730,000

		22,894,540

	Wireless Communications — 0.6%
10,000	Millicom International Cellular SA	891,500
40,000	United States Cellular Corp.†	1,655,200
7,000	ViaSat Inc.†	242,270

		2,788,970

	TOTAL COMMON STOCKS	486,114,355

	WARRANTS — 0.0%
	Business Services — 0.0%
30,000	SearchMedia Holdings Ltd., expire 11/19/11†	28,497

	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	1,741

	TOTAL WARRANTS	30,238

	TOTAL INVESTMENTS — 100.0% (Cost $309,872,692)	$486,144,593

	Aggregate book cost	$309,872,692

	Gross unrealized appreciation	$200,316,918
	Gross unrealized depreciation	(24,045,017)

	Net unrealized appreciation/depreciation	$176,271,901

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $289,066 or 0.06% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 3 Significant	Total Market Value
	Quoted Prices	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$75,997,990	$0	$75,997,990
Energy and Utilities	10,600,511	0	10,600,511
Entertainment	72,843,574	289,066	73,132,640
Other Industries (a)	326,383,214	—	326,383,214

Total Common Stocks	485,825,289	289,066	486,114,355

Warrants (a)	30,238	—	30,238

TOTAL INVESTMENTS IN SECURITIES	$485,855,527	$289,066	$486,144,593

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	289,066	—	—	—	—	—	—	289,066	—

Total Common Stocks	289,066	—	—	—	—	—	—	289,066	—

TOTAL INVESTMENTS IN SECURITIES	$289,066	$—	$—	$—	$—	$—	$—	$289,066	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB409Q110SR
The
Gabelli
Value
Fund
Inc.
FIRST QUARTER REPORT
MARCH 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.